SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME (Details)	Dec. 31, 2024 USD ($)
Real Estate [Abstract]
2025	$ 6,120
2026 and thereafter	5,355
Total	$ 11,475